Income Tax - Income Taxes Schedule of Deferred Tax Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Loss carryovers	$ 26.9	$ 124.6
Inventories and provisions	34.1	45.6
Other, net	7.8	6.8
Gross deferred tax assets before valuation allowance	68.8	177.0
Valuation allowance on loss carryovers	(3.4)	(3.4)
Net deferred tax assets	65.4	173.6
Liabilities:
Property and equipment	(154.2)	(155.6)
Gross deferred tax liabilities	(154.2)	(155.6)
Net deferred tax asset	$ (88.8)	$ 18.0